REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details)								12 Months Ended
	Mar. 26, 2018 CNY (¥) shares	Mar. 26, 2018 USD ($) shares	Jan. 29, 2016 CNY (¥)	Jan. 29, 2016 USD ($) $ / shares shares	May 27, 2015 CNY (¥)	May 27, 2015 USD ($) $ / shares shares	Mar. 05, 2015 USD ($) shares	Dec. 31, 2018 CNY (¥)	Mar. 26, 2018 $ / shares	Dec. 16, 2016 CNY (¥)	Dec. 16, 2016 USD ($)
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Issuance of convertible loan | $							$ 3,900,000
Interest on convertible loan | $							$ 0
Proceeds from issuance of Redeemable Convertible Preferred Shares | ¥								¥ 161,392,196
Convertible Loan
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Outstanding principal converted | $		$ 16,827,000
Convertible loan carrying amount	¥ 181,112,874									¥ 115,808,672	$ 16,827,000
Series A1 Redeemable Convertible Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred shares, issued | shares						16,666,667	3,250,000
Issued price per share | $ / shares						$ 1.20
Proceeds from issuance of Redeemable Convertible Preferred Shares					¥ 101,208,371	$ 16,100,000
Series A-2 Redeemable Convertible Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred shares, issued | shares						3,608,247
Issued price per share | $ / shares						$ 1.66
Proceeds from issuance of Redeemable Convertible Preferred Shares					¥ 36,720,422	$ 6,000,000
Series A-3 Redeemable Convertible Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred shares, issued | shares				5,003,436
Issued price per share | $ / shares				$ 2.08
Conversion price per share | $ / shares									$ 1.66
Number of shares issued on debt conversion | shares	10,119,329	10,119,329
Proceeds from issuance of Redeemable Convertible Preferred Shares			¥ 67,883,227	$ 10,400,000
Series B Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred shares, issued | shares	5,137,859
Issued price per share | $ / shares									$ 4.96
Proceeds from issuance of Redeemable Convertible Preferred Shares	¥ 161,392,196	$ 25,500,000